SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 12 — SUBSEQUENT EVENTS

On October 20, 2014, the Company issued 35,714,287 shares of Common Stock in a private placement with accredited investors.  The gross proceeds totaled approximately $10.0 million and net proceeds of approximately $9.9 million after commissions and expenses.

As a result of the October 2014 private placement, the conversion price for the Series E Preferred Stock has been reduced effective October 20, 2014 from $0.33 to $0.28 per share of Series E Preferred Stock (the “Adjusted Conversion Price”). Following this adjustment, each share of Series E Preferred Stock is convertible into the number of shares of Common Stock obtained by dividing the Series E Original Issue Price (as defined in the Certificate of Designation), of is $990.00, by the Adjusted Conversion Price, resulting in each share of Series E Preferred Stock being convertible into approximately 3,535.714 shares of Common Stock. A total of 9,425 shares of Series E Preferred Stock remain outstanding, and as a result of the adjustment, are convertible into approximately 33,324,114 shares of Common Stock in the aggregate, compared to 28,275,000 shares of Common Stock prior to the adjustment. The adjusted conversion price generated additional value to the convertibility feature of the Series E Preferred Stock. Accordingly, the Company will record a deemed dividend of approximately $1.7 million for the additional value of the beneficial conversion feature in October 2014, the period of the adjustment.

NOTE 16 — SUBSEQUENT EVENTS

During February and March 2014 certain holders of the Company’s Series E Convertible Preferred Stock converted 1,473 shares into 4,419,000 shares of common stock of the Company in accordance with the Series E certificate of designation. The conversion rate applied to these exchanges was 3,000 shares of common stock for each share of Series E which was equivalent to a conversion price of $0.33 per share of common stock.